Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	HARTFORD MUTUAL FUNDS, INC
Entity Central Index Key	0001006415
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000048992 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Checks and Balances Fund
Class Name	Class A
Trading Symbol	HCKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$19*	0.38%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.38%	[1],[2]
Net Assets	$ 1,354,090,828
Holdings Count | Holding	3
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$1,354,090,828
Total number of portfolio holdings	3
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	67.3%
Taxable Fixed Income Fund	32.4%
Other Assets & Liabilities	0.3%
Total	100.0%

C000048994 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Checks and Balances Fund
Class Name	Class C
Trading Symbol	HCKCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$60*	1.18%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 60	[3]
Expense Ratio, Percent	1.18%	[3],[4]
Net Assets	$ 1,354,090,828
Holdings Count | Holding	3
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$1,354,090,828
Total number of portfolio holdings	3
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	67.3%
Taxable Fixed Income Fund	32.4%
Other Assets & Liabilities	0.3%
Total	100.0%

C000059904 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Checks and Balances Fund
Class Name	Class I
Trading Symbol	HCKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$9*	0.18%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 9	[5]
Expense Ratio, Percent	0.18%	[5],[6]
Net Assets	$ 1,354,090,828
Holdings Count | Holding	3
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$1,354,090,828
Total number of portfolio holdings	3
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	67.3%
Taxable Fixed Income Fund	32.4%
Other Assets & Liabilities	0.3%
Total	100.0%

C000068458 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Checks and Balances Fund
Class Name	Class R3
Trading Symbol	HCKRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$38*	0.75%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 38	[7]
Expense Ratio, Percent	0.75%	[7],[8]
Net Assets	$ 1,354,090,828
Holdings Count | Holding	3
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$1,354,090,828
Total number of portfolio holdings	3
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	67.3%
Taxable Fixed Income Fund	32.4%
Other Assets & Liabilities	0.3%
Total	100.0%

C000068459 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Checks and Balances Fund
Class Name	Class R4
Trading Symbol	HCKSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$23*	0.46%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 23	[9]
Expense Ratio, Percent	0.46%	[9],[10]
Net Assets	$ 1,354,090,828
Holdings Count | Holding	3
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$1,354,090,828
Total number of portfolio holdings	3
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	67.3%
Taxable Fixed Income Fund	32.4%
Other Assets & Liabilities	0.3%
Total	100.0%

C000068460 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Checks and Balances Fund
Class Name	Class R5
Trading Symbol	HCKTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$8*	0.16%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 8	[11]
Expense Ratio, Percent	0.16%	[11],[12]
Net Assets	$ 1,354,090,828
Holdings Count | Holding	3
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$1,354,090,828
Total number of portfolio holdings	3
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	67.3%
Taxable Fixed Income Fund	32.4%
Other Assets & Liabilities	0.3%
Total	100.0%

C000185739 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Checks and Balances Fund
Class Name	Class F
Trading Symbol	HCKFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$2*	0.04%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 2	[13]
Expense Ratio, Percent	0.04%	[13],[14]
Net Assets	$ 1,354,090,828
Holdings Count | Holding	3
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$1,354,090,828
Total number of portfolio holdings	3
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	67.3%
Taxable Fixed Income Fund	32.4%
Other Assets & Liabilities	0.3%
Total	100.0%

C000089178 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class A
Trading Symbol	HRLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$68	1.25%
^	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.25%	[15]
Material Change Date	Feb. 27, 2026
Net Assets	$ 69,821,278
Holdings Count | Holding	224
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$69,821,278
Total number of portfolio holdings	224
Portfolio turnover rate	61%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	49.9%
U.S. Government Securities	36.7%
Foreign Government Obligations	2.6%
Closed End Funds	0.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	9.5%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Futures and Options Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Futures and Options Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000089179 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class C
Trading Symbol	HRLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$108	2.00%
^	Annualized.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.00%	[16]
Material Change Date	Feb. 27, 2026
Net Assets	$ 69,821,278
Holdings Count | Holding	224
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$69,821,278
Total number of portfolio holdings	224
Portfolio turnover rate	61%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	49.9%
U.S. Government Securities	36.7%
Foreign Government Obligations	2.6%
Closed End Funds	0.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	9.5%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Futures and Options Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Futures and Options Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000089173 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class I
Trading Symbol	HRLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$54	1.00%
^	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%	[17]
Material Change Date	Feb. 27, 2026
Net Assets	$ 69,821,278
Holdings Count | Holding	224
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$69,821,278
Total number of portfolio holdings	224
Portfolio turnover rate	61%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	49.9%
U.S. Government Securities	36.7%
Foreign Government Obligations	2.6%
Closed End Funds	0.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	9.5%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Futures and Options Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Futures and Options Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000089174 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class R3
Trading Symbol	HRLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$81	1.50%
^	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.50%	[18]
Material Change Date	Feb. 27, 2026
Net Assets	$ 69,821,278
Holdings Count | Holding	224
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$69,821,278
Total number of portfolio holdings	224
Portfolio turnover rate	61%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	49.9%
U.S. Government Securities	36.7%
Foreign Government Obligations	2.6%
Closed End Funds	0.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	9.5%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Futures and Options Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Futures and Options Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000089175 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class R4
Trading Symbol	HRLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$65	1.20%
^	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.20%	[19]
Material Change Date	Feb. 27, 2026
Net Assets	$ 69,821,278
Holdings Count | Holding	224
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$69,821,278
Total number of portfolio holdings	224
Portfolio turnover rate	61%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	49.9%
U.S. Government Securities	36.7%
Foreign Government Obligations	2.6%
Closed End Funds	0.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	9.5%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Futures and Options Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Futures and Options Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000089176 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class R5
Trading Symbol	HRLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$51	0.95%
^	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%	[20]
Material Change Date	Feb. 27, 2026
Net Assets	$ 69,821,278
Holdings Count | Holding	224
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$69,821,278
Total number of portfolio holdings	224
Portfolio turnover rate	61%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	49.9%
U.S. Government Securities	36.7%
Foreign Government Obligations	2.6%
Closed End Funds	0.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	9.5%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Futures and Options Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Futures and Options Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000236153 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class R6
Trading Symbol	HRLZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$49	0.90%
^	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.90%	[21]
Material Change Date	Feb. 27, 2026
Net Assets	$ 69,821,278
Holdings Count | Holding	224
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$69,821,278
Total number of portfolio holdings	224
Portfolio turnover rate	61%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	49.9%
U.S. Government Securities	36.7%
Foreign Government Obligations	2.6%
Closed End Funds	0.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	9.5%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Futures and Options Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Futures and Options Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000089177 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class Y
Trading Symbol	HRLYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$49	0.90%
^	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.90%	[22]
Material Change Date	Feb. 27, 2026
Net Assets	$ 69,821,278
Holdings Count | Holding	224
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$69,821,278
Total number of portfolio holdings	224
Portfolio turnover rate	61%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	49.9%
U.S. Government Securities	36.7%
Foreign Government Obligations	2.6%
Closed End Funds	0.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	9.5%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Futures and Options Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Futures and Options Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185751 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class F
Trading Symbol	HRLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$49	0.90%
^	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.90%	[23]
Material Change Date	Feb. 27, 2026
Net Assets	$ 69,821,278
Holdings Count | Holding	224
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$69,821,278
Total number of portfolio holdings	224
Portfolio turnover rate	61%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	49.9%
U.S. Government Securities	36.7%
Foreign Government Obligations	2.6%
Closed End Funds	0.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	9.5%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Futures and Options Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Futures and Options Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000010065 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class A
Trading Symbol	HQIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$51	0.97%
^	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%	[24]
Net Assets	$ 4,914,562,582
Holdings Count | Holding	77
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,914,562,582
Total number of portfolio holdings (excluding derivatives, if any)	77
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.3%
Health Care	15.8%
Information Technology	11.7%
Industrials	11.6%
Consumer Staples	9.5%
Utilities	8.0%
Real Estate	7.4%
Energy	4.9%
Materials	3.8%
Consumer Discretionary	3.1%
Communication Services	2.9%
Short-Term Investments	1.3%
Other Assets & Liabilities	(0.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010067 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class C
Trading Symbol	HQICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$91	1.76%
^	Annualized.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.76%	[25]
Net Assets	$ 4,914,562,582
Holdings Count | Holding	77
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,914,562,582
Total number of portfolio holdings (excluding derivatives, if any)	77
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.3%
Health Care	15.8%
Information Technology	11.7%
Industrials	11.6%
Consumer Staples	9.5%
Utilities	8.0%
Real Estate	7.4%
Energy	4.9%
Materials	3.8%
Consumer Discretionary	3.1%
Communication Services	2.9%
Short-Term Investments	1.3%
Other Assets & Liabilities	(0.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000035183 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class I
Trading Symbol	HQIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$40	0.76%
^	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%	[26]
Net Assets	$ 4,914,562,582
Holdings Count | Holding	77
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,914,562,582
Total number of portfolio holdings (excluding derivatives, if any)	77
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.3%
Health Care	15.8%
Information Technology	11.7%
Industrials	11.6%
Consumer Staples	9.5%
Utilities	8.0%
Real Estate	7.4%
Energy	4.9%
Materials	3.8%
Consumer Discretionary	3.1%
Communication Services	2.9%
Short-Term Investments	1.3%
Other Assets & Liabilities	(0.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000041005 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class R3
Trading Symbol	HQIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$71	1.36%
^	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.36%	[27]
Net Assets	$ 4,914,562,582
Holdings Count | Holding	77
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,914,562,582
Total number of portfolio holdings (excluding derivatives, if any)	77
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.3%
Health Care	15.8%
Information Technology	11.7%
Industrials	11.6%
Consumer Staples	9.5%
Utilities	8.0%
Real Estate	7.4%
Energy	4.9%
Materials	3.8%
Consumer Discretionary	3.1%
Communication Services	2.9%
Short-Term Investments	1.3%
Other Assets & Liabilities	(0.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000041006 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class R4
Trading Symbol	HQISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$55	1.06%
^	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%	[28]
Net Assets	$ 4,914,562,582
Holdings Count | Holding	77
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,914,562,582
Total number of portfolio holdings (excluding derivatives, if any)	77
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.3%
Health Care	15.8%
Information Technology	11.7%
Industrials	11.6%
Consumer Staples	9.5%
Utilities	8.0%
Real Estate	7.4%
Energy	4.9%
Materials	3.8%
Consumer Discretionary	3.1%
Communication Services	2.9%
Short-Term Investments	1.3%
Other Assets & Liabilities	(0.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000041007 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class R5
Trading Symbol	HQITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$39	0.75%
^	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[29]
Net Assets	$ 4,914,562,582
Holdings Count | Holding	77
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,914,562,582
Total number of portfolio holdings (excluding derivatives, if any)	77
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.3%
Health Care	15.8%
Information Technology	11.7%
Industrials	11.6%
Consumer Staples	9.5%
Utilities	8.0%
Real Estate	7.4%
Energy	4.9%
Materials	3.8%
Consumer Discretionary	3.1%
Communication Services	2.9%
Short-Term Investments	1.3%
Other Assets & Liabilities	(0.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000148298 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class R6
Trading Symbol	HQIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$34	0.65%
^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[30]
Net Assets	$ 4,914,562,582
Holdings Count | Holding	77
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,914,562,582
Total number of portfolio holdings (excluding derivatives, if any)	77
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.3%
Health Care	15.8%
Information Technology	11.7%
Industrials	11.6%
Consumer Staples	9.5%
Utilities	8.0%
Real Estate	7.4%
Energy	4.9%
Materials	3.8%
Consumer Discretionary	3.1%
Communication Services	2.9%
Short-Term Investments	1.3%
Other Assets & Liabilities	(0.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010064 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class Y
Trading Symbol	HDGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$38	0.73%
^	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%	[31]
Net Assets	$ 18,281,385,735
Holdings Count | Holding	74
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$18,281,385,735
Total number of portfolio holdings (excluding derivatives, if any)	74
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	19.6%
Financials	16.9%
Industrials	12.5%
Health Care	12.4%
Communication Services	8.4%
Consumer Discretionary	6.9%
Energy	6.4%
Consumer Staples	6.1%
Utilities	4.6%
Real Estate	3.1%
Materials	2.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000185733 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class F
Trading Symbol	HDGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$33	0.63%
^	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%	[32]
Net Assets	$ 18,281,385,735
Holdings Count | Holding	74
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$18,281,385,735
Total number of portfolio holdings (excluding derivatives, if any)	74
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	19.6%
Financials	16.9%
Industrials	12.5%
Health Care	12.4%
Communication Services	8.4%
Consumer Discretionary	6.9%
Energy	6.4%
Consumer Staples	6.1%
Utilities	4.6%
Real Estate	3.1%
Materials	2.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000041002 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class R3
Trading Symbol	HDGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$69	1.34%
^	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.34%	[33]
Net Assets	$ 18,281,385,735
Holdings Count | Holding	74
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$18,281,385,735
Total number of portfolio holdings (excluding derivatives, if any)	74
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	19.6%
Financials	16.9%
Industrials	12.5%
Health Care	12.4%
Communication Services	8.4%
Consumer Discretionary	6.9%
Energy	6.4%
Consumer Staples	6.1%
Utilities	4.6%
Real Estate	3.1%
Materials	2.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000041003 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class R4
Trading Symbol	HDGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$54	1.04%
^	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%	[34]
Net Assets	$ 18,281,385,735
Holdings Count | Holding	74
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$18,281,385,735
Total number of portfolio holdings (excluding derivatives, if any)	74
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	19.6%
Financials	16.9%
Industrials	12.5%
Health Care	12.4%
Communication Services	8.4%
Consumer Discretionary	6.9%
Energy	6.4%
Consumer Staples	6.1%
Utilities	4.6%
Real Estate	3.1%
Materials	2.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000041004 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class R5
Trading Symbol	HDGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$38	0.73%
^	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%	[35]
Net Assets	$ 18,281,385,735
Holdings Count | Holding	74
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$18,281,385,735
Total number of portfolio holdings (excluding derivatives, if any)	74
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	19.6%
Financials	16.9%
Industrials	12.5%
Health Care	12.4%
Communication Services	8.4%
Consumer Discretionary	6.9%
Energy	6.4%
Consumer Staples	6.1%
Utilities	4.6%
Real Estate	3.1%
Materials	2.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000148297 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class R6
Trading Symbol	HDGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$33	0.63%
^	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%	[36]
Net Assets	$ 18,281,385,735
Holdings Count | Holding	74
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$18,281,385,735
Total number of portfolio holdings (excluding derivatives, if any)	74
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	19.6%
Financials	16.9%
Industrials	12.5%
Health Care	12.4%
Communication Services	8.4%
Consumer Discretionary	6.9%
Energy	6.4%
Consumer Staples	6.1%
Utilities	4.6%
Real Estate	3.1%
Materials	2.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000185737 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class F
Trading Symbol	HBLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$29	0.57%
^	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[37]
Net Assets	$ 11,298,883,722
Holdings Count | Holding	1,581
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$11,298,883,722
Total number of portfolio holdings	1,581
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	44.2%
Foreign Government Obligations	4.0%
U.S. Government Securities	2.7%
Municipal Bonds	0.3%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	0.3%
Total	100.0%

C000034972 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class Y
Trading Symbol	HBLYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$35	0.68%
^	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[38]
Net Assets	$ 11,298,883,722
Holdings Count | Holding	1,581
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$11,298,883,722
Total number of portfolio holdings	1,581
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	44.2%
Foreign Government Obligations	4.0%
U.S. Government Securities	2.7%
Municipal Bonds	0.3%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	0.3%
Total	100.0%

C000148299 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class R6
Trading Symbol	HBLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$29	0.57%
^	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[39]
Net Assets	$ 11,298,883,722
Holdings Count | Holding	1,581
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$11,298,883,722
Total number of portfolio holdings	1,581
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	44.2%
Foreign Government Obligations	4.0%
U.S. Government Securities	2.7%
Municipal Bonds	0.3%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	0.3%
Total	100.0%

C000089749 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class R5
Trading Symbol	HBLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$34	0.67%
^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[40]
Net Assets	$ 11,298,883,722
Holdings Count | Holding	1,581
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$11,298,883,722
Total number of portfolio holdings	1,581
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	44.2%
Foreign Government Obligations	4.0%
U.S. Government Securities	2.7%
Municipal Bonds	0.3%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	0.3%
Total	100.0%

C000010068 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class Y
Trading Symbol	HQIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$39	0.74%
^	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[41]
Net Assets	$ 4,914,562,582
Holdings Count | Holding	77
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,914,562,582
Total number of portfolio holdings (excluding derivatives, if any)	77
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.3%
Health Care	15.8%
Information Technology	11.7%
Industrials	11.6%
Consumer Staples	9.5%
Utilities	8.0%
Real Estate	7.4%
Energy	4.9%
Materials	3.8%
Consumer Discretionary	3.1%
Communication Services	2.9%
Short-Term Investments	1.3%
Other Assets & Liabilities	(0.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185735 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class F
Trading Symbol	HQIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$33	0.64%
^	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[42]
Net Assets	$ 4,914,562,582
Holdings Count | Holding	77
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,914,562,582
Total number of portfolio holdings (excluding derivatives, if any)	77
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.3%
Health Care	15.8%
Information Technology	11.7%
Industrials	11.6%
Consumer Staples	9.5%
Utilities	8.0%
Real Estate	7.4%
Energy	4.9%
Materials	3.8%
Consumer Discretionary	3.1%
Communication Services	2.9%
Short-Term Investments	1.3%
Other Assets & Liabilities	(0.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000034969 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class A
Trading Symbol	HBLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$45	0.89%
^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[43]
Net Assets	$ 11,298,883,722
Holdings Count | Holding	1,581
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$11,298,883,722
Total number of portfolio holdings	1,581
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	44.2%
Foreign Government Obligations	4.0%
U.S. Government Securities	2.7%
Municipal Bonds	0.3%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	0.3%
Total	100.0%

C000034971 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class C
Trading Symbol	HBLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$85	1.67%
^	Annualized.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.67%	[44]
Net Assets	$ 11,298,883,722
Holdings Count | Holding	1,581
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$11,298,883,722
Total number of portfolio holdings	1,581
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	44.2%
Foreign Government Obligations	4.0%
U.S. Government Securities	2.7%
Municipal Bonds	0.3%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	0.3%
Total	100.0%

C000085296 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class I
Trading Symbol	HBLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$34	0.67%
^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[45]
Net Assets	$ 11,298,883,722
Holdings Count | Holding	1,581
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$11,298,883,722
Total number of portfolio holdings	1,581
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	44.2%
Foreign Government Obligations	4.0%
U.S. Government Securities	2.7%
Municipal Bonds	0.3%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	0.3%
Total	100.0%

C000089747 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class R3
Trading Symbol	HBLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$64	1.27%
^	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.27%	[46]
Net Assets	$ 11,298,883,722
Holdings Count | Holding	1,581
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$11,298,883,722
Total number of portfolio holdings	1,581
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	44.2%
Foreign Government Obligations	4.0%
U.S. Government Securities	2.7%
Municipal Bonds	0.3%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	0.3%
Total	100.0%

C000089748 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class R4
Trading Symbol	HBLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$50	0.99%
^	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[47]
Net Assets	$ 11,298,883,722
Holdings Count | Holding	1,581
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$11,298,883,722
Total number of portfolio holdings	1,581
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	44.2%
Foreign Government Obligations	4.0%
U.S. Government Securities	2.7%
Municipal Bonds	0.3%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	0.3%
Total	100.0%

C000185731 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Conservative Allocation Fund
Class Name	Class F
Trading Symbol	HCVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$8*	0.15%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 8	[48]
Expense Ratio, Percent	0.15%	[48],[49]
Net Assets	$ 140,826,533
Holdings Count | Holding	17
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$140,826,533
Total number of portfolio holdings	17
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.4%
Domestic Equity Funds	26.7%
International/Global Equity Funds	10.6%
Other Assets & Liabilities	0.3%
Total	100.0%

C000249771 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Conservative Allocation Fund
Class Name	Class Y
Trading Symbol	HCVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$13*	0.25%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 13	[50]
Expense Ratio, Percent	0.25%	[50],[51]
Net Assets	$ 140,826,533
Holdings Count | Holding	17
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$140,826,533
Total number of portfolio holdings	17
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.4%
Domestic Equity Funds	26.7%
International/Global Equity Funds	10.6%
Other Assets & Liabilities	0.3%
Total	100.0%

C000035181 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Conservative Allocation Fund
Class Name	Class I
Trading Symbol	HCVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$13*	0.25%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 13	[52]
Expense Ratio, Percent	0.25%	[52],[53]
Net Assets	$ 140,826,533
Holdings Count | Holding	17
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$140,826,533
Total number of portfolio holdings	17
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.4%
Domestic Equity Funds	26.7%
International/Global Equity Funds	10.6%
Other Assets & Liabilities	0.3%
Total	100.0%

C000040996 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Conservative Allocation Fund
Class Name	Class R3
Trading Symbol	HCVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$44*	0.87%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 44	[54]
Expense Ratio, Percent	0.87%	[54],[55]
Net Assets	$ 140,826,533
Holdings Count | Holding	17
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$140,826,533
Total number of portfolio holdings	17
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.4%
Domestic Equity Funds	26.7%
International/Global Equity Funds	10.6%
Other Assets & Liabilities	0.3%
Total	100.0%

C000040997 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Conservative Allocation Fund
Class Name	Class R4
Trading Symbol	HCVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$28*	0.56%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 28	[56]
Expense Ratio, Percent	0.56%	[56],[57]
Net Assets	$ 140,826,533
Holdings Count | Holding	17
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$140,826,533
Total number of portfolio holdings	17
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.4%
Domestic Equity Funds	26.7%
International/Global Equity Funds	10.6%
Other Assets & Liabilities	0.3%
Total	100.0%

C000040998 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Conservative Allocation Fund
Class Name	Class R5
Trading Symbol	HCVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$13*	0.26%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 13	[58]
Expense Ratio, Percent	0.26%	[58],[59]
Net Assets	$ 140,826,533
Holdings Count | Holding	17
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$140,826,533
Total number of portfolio holdings	17
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.4%
Domestic Equity Funds	26.7%
International/Global Equity Funds	10.6%
Other Assets & Liabilities	0.3%
Total	100.0%

C000040985 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class R4
Trading Symbol	ITHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$56	1.10%
^	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[60]
Material Change Date	Feb. 27, 2026
Net Assets	$ 6,126,664,163
Holdings Count | Holding	144
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$6,126,664,163
Total number of portfolio holdings (excluding derivatives, if any)	144
Portfolio turnover rate (excludes in-kind redemption transactions)	44%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.1%
Communication Services	12.1%
Financials	11.8%
Consumer Discretionary	9.8%
Health Care	7.3%
Industrials	7.3%
Consumer Staples	5.3%
Energy	3.9%
Utilities	2.8%
Materials	2.3%
Real Estate	1.5%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund no longer uses a multi-sleeve structure to construct the portfolio and to include information related to the portfolio managers’ modified portfolio construction process. As of the same date, “Asset Allocation Risk” was removed as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund no longer uses a multi-sleeve structure to construct the portfolio and to include information related to the portfolio managers’ modified portfolio construction process.
Material Fund Change Risks Change [Text Block]	As of the same date, “Asset Allocation Risk” was removed as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040984 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class R3
Trading Symbol	ITHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$71	1.41%
^	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.41%	[61]
Material Change Date	Feb. 27, 2026
Net Assets	$ 6,126,664,163
Holdings Count | Holding	144
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$6,126,664,163
Total number of portfolio holdings (excluding derivatives, if any)	144
Portfolio turnover rate (excludes in-kind redemption transactions)	44%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.1%
Communication Services	12.1%
Financials	11.8%
Consumer Discretionary	9.8%
Health Care	7.3%
Industrials	7.3%
Consumer Staples	5.3%
Energy	3.9%
Utilities	2.8%
Materials	2.3%
Real Estate	1.5%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund no longer uses a multi-sleeve structure to construct the portfolio and to include information related to the portfolio managers’ modified portfolio construction process. As of the same date, “Asset Allocation Risk” was removed as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund no longer uses a multi-sleeve structure to construct the portfolio and to include information related to the portfolio managers’ modified portfolio construction process.
Material Fund Change Risks Change [Text Block]	As of the same date, “Asset Allocation Risk” was removed as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040986 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class R5
Trading Symbol	ITHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$41	0.81%
^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[62]
Material Change Date	Feb. 27, 2026
Net Assets	$ 6,126,664,163
Holdings Count | Holding	144
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$6,126,664,163
Total number of portfolio holdings (excluding derivatives, if any)	144
Portfolio turnover rate (excludes in-kind redemption transactions)	44%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.1%
Communication Services	12.1%
Financials	11.8%
Consumer Discretionary	9.8%
Health Care	7.3%
Industrials	7.3%
Consumer Staples	5.3%
Energy	3.9%
Utilities	2.8%
Materials	2.3%
Real Estate	1.5%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund no longer uses a multi-sleeve structure to construct the portfolio and to include information related to the portfolio managers’ modified portfolio construction process. As of the same date, “Asset Allocation Risk” was removed as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund no longer uses a multi-sleeve structure to construct the portfolio and to include information related to the portfolio managers’ modified portfolio construction process.
Material Fund Change Risks Change [Text Block]	As of the same date, “Asset Allocation Risk” was removed as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000010041 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class Y
Trading Symbol	HCAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$41	0.80%
^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[63]
Material Change Date	Feb. 27, 2026
Net Assets	$ 6,126,664,163
Holdings Count | Holding	144
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$6,126,664,163
Total number of portfolio holdings (excluding derivatives, if any)	144
Portfolio turnover rate (excludes in-kind redemption transactions)	44%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.1%
Communication Services	12.1%
Financials	11.8%
Consumer Discretionary	9.8%
Health Care	7.3%
Industrials	7.3%
Consumer Staples	5.3%
Energy	3.9%
Utilities	2.8%
Materials	2.3%
Real Estate	1.5%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund no longer uses a multi-sleeve structure to construct the portfolio and to include information related to the portfolio managers’ modified portfolio construction process. As of the same date, “Asset Allocation Risk” was removed as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund no longer uses a multi-sleeve structure to construct the portfolio and to include information related to the portfolio managers’ modified portfolio construction process.
Material Fund Change Risks Change [Text Block]	As of the same date, “Asset Allocation Risk” was removed as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000148295 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class R6
Trading Symbol	ITHVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$35	0.70%
^	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[64]
Material Change Date	Feb. 27, 2026
Net Assets	$ 6,126,664,163
Holdings Count | Holding	144
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$6,126,664,163
Total number of portfolio holdings (excluding derivatives, if any)	144
Portfolio turnover rate (excludes in-kind redemption transactions)	44%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.1%
Communication Services	12.1%
Financials	11.8%
Consumer Discretionary	9.8%
Health Care	7.3%
Industrials	7.3%
Consumer Staples	5.3%
Energy	3.9%
Utilities	2.8%
Materials	2.3%
Real Estate	1.5%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund no longer uses a multi-sleeve structure to construct the portfolio and to include information related to the portfolio managers’ modified portfolio construction process. As of the same date, “Asset Allocation Risk” was removed as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund no longer uses a multi-sleeve structure to construct the portfolio and to include information related to the portfolio managers’ modified portfolio construction process.
Material Fund Change Risks Change [Text Block]	As of the same date, “Asset Allocation Risk” was removed as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185725 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class F
Trading Symbol	HCAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$35	0.70%
^	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[65]
Material Change Date	Feb. 27, 2026
Net Assets	$ 6,126,664,163
Holdings Count | Holding	144
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$6,126,664,163
Total number of portfolio holdings (excluding derivatives, if any)	144
Portfolio turnover rate (excludes in-kind redemption transactions)	44%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.1%
Communication Services	12.1%
Financials	11.8%
Consumer Discretionary	9.8%
Health Care	7.3%
Industrials	7.3%
Consumer Staples	5.3%
Energy	3.9%
Utilities	2.8%
Materials	2.3%
Real Estate	1.5%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund no longer uses a multi-sleeve structure to construct the portfolio and to include information related to the portfolio managers’ modified portfolio construction process. As of the same date, “Asset Allocation Risk” was removed as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund no longer uses a multi-sleeve structure to construct the portfolio and to include information related to the portfolio managers’ modified portfolio construction process.
Material Fund Change Risks Change [Text Block]	As of the same date, “Asset Allocation Risk” was removed as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000010054 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Conservative Allocation Fund
Class Name	Class A
Trading Symbol	HCVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$26*	0.52%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 26	[66]
Expense Ratio, Percent	0.52%	[66],[67]
Net Assets	$ 140,826,533
Holdings Count | Holding	17
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$140,826,533
Total number of portfolio holdings	17
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.4%
Domestic Equity Funds	26.7%
International/Global Equity Funds	10.6%
Other Assets & Liabilities	0.3%
Total	100.0%

C000010056 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Conservative Allocation Fund
Class Name	Class C
Trading Symbol	HCVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$69*	1.37%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 69	[68]
Expense Ratio, Percent	1.37%	[68],[69]
Net Assets	$ 140,826,533
Holdings Count | Holding	17
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$140,826,533
Total number of portfolio holdings	17
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.4%
Domestic Equity Funds	26.7%
International/Global Equity Funds	10.6%
Other Assets & Liabilities	0.3%
Total	100.0%

C000010057 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class A
Trading Symbol	HAIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$36	0.70%
^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[70]
Material Change Date	Feb. 27, 2026
Net Assets	$ 11,475,120,652
Holdings Count | Holding	76
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$11,475,120,652
Total number of portfolio holdings (excluding derivatives, if any)	76
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.2%
Communication Services	12.2%
Financials	11.1%
Industrials	9.5%
Consumer Discretionary	9.3%
Health Care	8.1%
Consumer Staples	5.7%
Energy	3.7%
Utilities	2.6%
Real Estate	2.2%
Materials	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that, based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market. As of the same date, “Sector Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that, based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market.
Material Fund Change Risks Change [Text Block]	As of the same date, “Sector Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000010059 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class C
Trading Symbol	HGICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$75	1.47%
^	Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.47%	[71]
Material Change Date	Feb. 27, 2026
Net Assets	$ 11,475,120,652
Holdings Count | Holding	76
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$11,475,120,652
Total number of portfolio holdings (excluding derivatives, if any)	76
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.2%
Communication Services	12.2%
Financials	11.1%
Industrials	9.5%
Consumer Discretionary	9.3%
Health Care	8.1%
Consumer Staples	5.7%
Energy	3.7%
Utilities	2.6%
Real Estate	2.2%
Materials	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that, based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market. As of the same date, “Sector Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that, based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market.
Material Fund Change Risks Change [Text Block]	As of the same date, “Sector Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000155859 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class I
Trading Symbol	HGIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$23	0.45%
^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[72]
Material Change Date	Feb. 27, 2026
Net Assets	$ 11,475,120,652
Holdings Count | Holding	76
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$11,475,120,652
Total number of portfolio holdings (excluding derivatives, if any)	76
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.2%
Communication Services	12.2%
Financials	11.1%
Industrials	9.5%
Consumer Discretionary	9.3%
Health Care	8.1%
Consumer Staples	5.7%
Energy	3.7%
Utilities	2.6%
Real Estate	2.2%
Materials	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that, based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market. As of the same date, “Sector Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that, based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market.
Material Fund Change Risks Change [Text Block]	As of the same date, “Sector Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040999 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class R3
Trading Symbol	HGIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$55	1.08%
^	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%	[73]
Material Change Date	Feb. 27, 2026
Net Assets	$ 11,475,120,652
Holdings Count | Holding	76
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$11,475,120,652
Total number of portfolio holdings (excluding derivatives, if any)	76
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.2%
Communication Services	12.2%
Financials	11.1%
Industrials	9.5%
Consumer Discretionary	9.3%
Health Care	8.1%
Consumer Staples	5.7%
Energy	3.7%
Utilities	2.6%
Real Estate	2.2%
Materials	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that, based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market. As of the same date, “Sector Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that, based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market.
Material Fund Change Risks Change [Text Block]	As of the same date, “Sector Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000041000 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class R4
Trading Symbol	HGISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$38	0.75%
^	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[74]
Material Change Date	Feb. 27, 2026
Net Assets	$ 11,475,120,652
Holdings Count | Holding	76
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$11,475,120,652
Total number of portfolio holdings (excluding derivatives, if any)	76
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.2%
Communication Services	12.2%
Financials	11.1%
Industrials	9.5%
Consumer Discretionary	9.3%
Health Care	8.1%
Consumer Staples	5.7%
Energy	3.7%
Utilities	2.6%
Real Estate	2.2%
Materials	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that, based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market. As of the same date, “Sector Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that, based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market.
Material Fund Change Risks Change [Text Block]	As of the same date, “Sector Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000041001 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class R5
Trading Symbol	HGITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$24	0.48%
^	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[75]
Material Change Date	Feb. 27, 2026
Net Assets	$ 11,475,120,652
Holdings Count | Holding	76
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$11,475,120,652
Total number of portfolio holdings (excluding derivatives, if any)	76
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.2%
Communication Services	12.2%
Financials	11.1%
Industrials	9.5%
Consumer Discretionary	9.3%
Health Care	8.1%
Consumer Staples	5.7%
Energy	3.7%
Utilities	2.6%
Real Estate	2.2%
Materials	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that, based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market. As of the same date, “Sector Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that, based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market.
Material Fund Change Risks Change [Text Block]	As of the same date, “Sector Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000155860 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class R6
Trading Symbol	HAITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$18	0.36%
^	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[76]
Material Change Date	Feb. 27, 2026
Net Assets	$ 11,475,120,652
Holdings Count | Holding	76
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$11,475,120,652
Total number of portfolio holdings (excluding derivatives, if any)	76
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.2%
Communication Services	12.2%
Financials	11.1%
Industrials	9.5%
Consumer Discretionary	9.3%
Health Care	8.1%
Consumer Staples	5.7%
Energy	3.7%
Utilities	2.6%
Real Estate	2.2%
Materials	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that, based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market. As of the same date, “Sector Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that, based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market.
Material Fund Change Risks Change [Text Block]	As of the same date, “Sector Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000010060 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class Y
Trading Symbol	HGIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$23	0.46%
^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[77]
Material Change Date	Feb. 27, 2026
Net Assets	$ 11,475,120,652
Holdings Count | Holding	76
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$11,475,120,652
Total number of portfolio holdings (excluding derivatives, if any)	76
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.2%
Communication Services	12.2%
Financials	11.1%
Industrials	9.5%
Consumer Discretionary	9.3%
Health Care	8.1%
Consumer Staples	5.7%
Energy	3.7%
Utilities	2.6%
Real Estate	2.2%
Materials	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that, based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market. As of the same date, “Sector Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that, based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market.
Material Fund Change Risks Change [Text Block]	As of the same date, “Sector Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000179839 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class F
Trading Symbol	HGIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$18	0.36%
^	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[78]
Material Change Date	Feb. 27, 2026
Net Assets	$ 11,475,120,652
Holdings Count | Holding	76
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$11,475,120,652
Total number of portfolio holdings (excluding derivatives, if any)	76
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.2%
Communication Services	12.2%
Financials	11.1%
Industrials	9.5%
Consumer Discretionary	9.3%
Health Care	8.1%
Consumer Staples	5.7%
Energy	3.7%
Utilities	2.6%
Real Estate	2.2%
Materials	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that, based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market. As of the same date, “Sector Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that, based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market.
Material Fund Change Risks Change [Text Block]	As of the same date, “Sector Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000010061 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class A
Trading Symbol	IHGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$49	0.95%
^	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[79]
Net Assets	$ 18,281,385,735
Holdings Count | Holding	74
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$18,281,385,735
Total number of portfolio holdings (excluding derivatives, if any)	74
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	19.6%
Financials	16.9%
Industrials	12.5%
Health Care	12.4%
Communication Services	8.4%
Consumer Discretionary	6.9%
Energy	6.4%
Consumer Staples	6.1%
Utilities	4.6%
Real Estate	3.1%
Materials	2.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000010063 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class C
Trading Symbol	HDGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$90	1.74%
^	Annualized.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.74%	[80]
Net Assets	$ 18,281,385,735
Holdings Count | Holding	74
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$18,281,385,735
Total number of portfolio holdings (excluding derivatives, if any)	74
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	19.6%
Financials	16.9%
Industrials	12.5%
Health Care	12.4%
Communication Services	8.4%
Consumer Discretionary	6.9%
Energy	6.4%
Consumer Staples	6.1%
Utilities	4.6%
Real Estate	3.1%
Materials	2.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000035182 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class I
Trading Symbol	HDGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$38	0.73%
^	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%	[81]
Net Assets	$ 18,281,385,735
Holdings Count | Holding	74
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$18,281,385,735
Total number of portfolio holdings (excluding derivatives, if any)	74
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	19.6%
Financials	16.9%
Industrials	12.5%
Health Care	12.4%
Communication Services	8.4%
Consumer Discretionary	6.9%
Energy	6.4%
Consumer Staples	6.1%
Utilities	4.6%
Real Estate	3.1%
Materials	2.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000009997 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderate Allocation Fund
Class Name	Class A
Trading Symbol	HBAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$28*	0.54%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 28	[82]
Expense Ratio, Percent	0.54%	[82],[83]
Net Assets	$ 327,377,892
Holdings Count | Holding	16
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$327,377,892
Total number of portfolio holdings	16
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	42.4%
Taxable Fixed Income Funds	36.4%
International/Global Equity Funds	21.0%
Other Assets & Liabilities	0.2%
Total	100.0%

C000009999 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderate Allocation Fund
Class Name	Class C
Trading Symbol	HBACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$70*	1.37%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 70	[84]
Expense Ratio, Percent	1.37%	[84],[85]
Net Assets	$ 327,377,892
Holdings Count | Holding	16
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$327,377,892
Total number of portfolio holdings	16
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	42.4%
Taxable Fixed Income Funds	36.4%
International/Global Equity Funds	21.0%
Other Assets & Liabilities	0.2%
Total	100.0%

C000035176 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderate Allocation Fund
Class Name	Class I
Trading Symbol	HBAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$15*	0.29%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 15	[86]
Expense Ratio, Percent	0.29%	[86],[87]
Net Assets	$ 327,377,892
Holdings Count | Holding	16
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$327,377,892
Total number of portfolio holdings	16
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	42.4%
Taxable Fixed Income Funds	36.4%
International/Global Equity Funds	21.0%
Other Assets & Liabilities	0.2%
Total	100.0%

C000040966 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderate Allocation Fund
Class Name	Class R3
Trading Symbol	HBARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$45*	0.89%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 45	[88]
Expense Ratio, Percent	0.89%	[88],[89]
Net Assets	$ 327,377,892
Holdings Count | Holding	16
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$327,377,892
Total number of portfolio holdings	16
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	42.4%
Taxable Fixed Income Funds	36.4%
International/Global Equity Funds	21.0%
Other Assets & Liabilities	0.2%
Total	100.0%

C000040967 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderate Allocation Fund
Class Name	Class R4
Trading Symbol	HBASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$30*	0.58%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 30	[90]
Expense Ratio, Percent	0.58%	[90],[91]
Net Assets	$ 327,377,892
Holdings Count | Holding	16
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$327,377,892
Total number of portfolio holdings	16
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	42.4%
Taxable Fixed Income Funds	36.4%
International/Global Equity Funds	21.0%
Other Assets & Liabilities	0.2%
Total	100.0%

C000040968 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderate Allocation Fund
Class Name	Class R5
Trading Symbol	HBATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$14*	0.27%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 14	[92]
Expense Ratio, Percent	0.27%	[92],[93]
Net Assets	$ 327,377,892
Holdings Count | Holding	16
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$327,377,892
Total number of portfolio holdings	16
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	42.4%
Taxable Fixed Income Funds	36.4%
International/Global Equity Funds	21.0%
Other Assets & Liabilities	0.2%
Total	100.0%

C000185719 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderate Allocation Fund
Class Name	Class F
Trading Symbol	HBADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$9*	0.18%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 9	[94]
Expense Ratio, Percent	0.18%	[94],[95]
Net Assets	$ 327,377,892
Holdings Count | Holding	16
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$327,377,892
Total number of portfolio holdings	16
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	42.4%
Taxable Fixed Income Funds	36.4%
International/Global Equity Funds	21.0%
Other Assets & Liabilities	0.2%
Total	100.0%

C000010012 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class A
Trading Symbol	IHSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$66	1.28%
^	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.28%	[96]
Net Assets	$ 664,345,108
Holdings Count | Holding	119
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$664,345,108
Total number of portfolio holdings (excluding derivatives, if any)	119
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	27.5%
Industrials	26.7%
Information Technology	17.8%
Financials	8.0%
Consumer Discretionary	7.1%
Real Estate	3.8%
Energy	3.3%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010014 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class C
Trading Symbol	HSMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$110	2.13%
^	Annualized.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.13%	[97]
Net Assets	$ 664,345,108
Holdings Count | Holding	119
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$664,345,108
Total number of portfolio holdings (excluding derivatives, if any)	119
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	27.5%
Industrials	26.7%
Information Technology	17.8%
Financials	8.0%
Consumer Discretionary	7.1%
Real Estate	3.8%
Energy	3.3%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000035177 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class I
Trading Symbol	IHSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$52	1.01%
^	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%	[98]
Net Assets	$ 664,345,108
Holdings Count | Holding	119
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$664,345,108
Total number of portfolio holdings (excluding derivatives, if any)	119
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	27.5%
Industrials	26.7%
Information Technology	17.8%
Financials	8.0%
Consumer Discretionary	7.1%
Real Estate	3.8%
Energy	3.3%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040969 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class R3
Trading Symbol	IHSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$83	1.60%
^	Annualized.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.60%	[99]
Net Assets	$ 664,345,108
Holdings Count | Holding	119
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$664,345,108
Total number of portfolio holdings (excluding derivatives, if any)	119
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	27.5%
Industrials	26.7%
Information Technology	17.8%
Financials	8.0%
Consumer Discretionary	7.1%
Real Estate	3.8%
Energy	3.3%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040970 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class R4
Trading Symbol	IHSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$67	1.29%
^	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.29%	[100]
Net Assets	$ 664,345,108
Holdings Count | Holding	119
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$664,345,108
Total number of portfolio holdings (excluding derivatives, if any)	119
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	27.5%
Industrials	26.7%
Information Technology	17.8%
Financials	8.0%
Consumer Discretionary	7.1%
Real Estate	3.8%
Energy	3.3%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040971 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class R5
Trading Symbol	IHSUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$52	1.00%
^	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[101]
Net Assets	$ 664,345,108
Holdings Count | Holding	119
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$664,345,108
Total number of portfolio holdings (excluding derivatives, if any)	119
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	27.5%
Industrials	26.7%
Information Technology	17.8%
Financials	8.0%
Consumer Discretionary	7.1%
Real Estate	3.8%
Energy	3.3%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000148294 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class R6
Trading Symbol	IHSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$46	0.88%
^	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%	[102]
Net Assets	$ 664,345,108
Holdings Count | Holding	119
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$664,345,108
Total number of portfolio holdings (excluding derivatives, if any)	119
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	27.5%
Industrials	26.7%
Information Technology	17.8%
Financials	8.0%
Consumer Discretionary	7.1%
Real Estate	3.8%
Energy	3.3%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010040 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class C
Trading Symbol	HCACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$95	1.87%
^	Annualized.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.87%	[103]
Material Change Date	Feb. 27, 2026
Net Assets	$ 6,126,664,163
Holdings Count | Holding	144
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$6,126,664,163
Total number of portfolio holdings (excluding derivatives, if any)	144
Portfolio turnover rate (excludes in-kind redemption transactions)	44%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.1%
Communication Services	12.1%
Financials	11.8%
Consumer Discretionary	9.8%
Health Care	7.3%
Industrials	7.3%
Consumer Staples	5.3%
Energy	3.9%
Utilities	2.8%
Materials	2.3%
Real Estate	1.5%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund no longer uses a multi-sleeve structure to construct the portfolio and to include information related to the portfolio managers’ modified portfolio construction process. As of the same date, “Asset Allocation Risk” was removed as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund no longer uses a multi-sleeve structure to construct the portfolio and to include information related to the portfolio managers’ modified portfolio construction process.
Material Fund Change Risks Change [Text Block]	As of the same date, “Asset Allocation Risk” was removed as a principal risk of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000010038 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class A
Trading Symbol	ITHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$53	1.04%
^	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[104]
Material Change Date	Feb. 27, 2026
Net Assets	$ 6,126,664,163
Holdings Count | Holding	144
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$6,126,664,163
Total number of portfolio holdings (excluding derivatives, if any)	144
Portfolio turnover rate (excludes in-kind redemption transactions)	44%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.1%
Communication Services	12.1%
Financials	11.8%
Consumer Discretionary	9.8%
Health Care	7.3%
Industrials	7.3%
Consumer Staples	5.3%
Energy	3.9%
Utilities	2.8%
Materials	2.3%
Real Estate	1.5%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund no longer uses a multi-sleeve structure to construct the portfolio and to include information related to the portfolio managers’ modified portfolio construction process. As of the same date, “Asset Allocation Risk” was removed as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund no longer uses a multi-sleeve structure to construct the portfolio and to include information related to the portfolio managers’ modified portfolio construction process.
Material Fund Change Risks Change [Text Block]	As of the same date, “Asset Allocation Risk” was removed as a principal risk of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000035178 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class I
Trading Symbol	ITHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$41	0.80%
^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[105]
Material Change Date	Feb. 27, 2026
Net Assets	$ 6,126,664,163
Holdings Count | Holding	144
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$6,126,664,163
Total number of portfolio holdings (excluding derivatives, if any)	144
Portfolio turnover rate (excludes in-kind redemption transactions)	44%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.1%
Communication Services	12.1%
Financials	11.8%
Consumer Discretionary	9.8%
Health Care	7.3%
Industrials	7.3%
Consumer Staples	5.3%
Energy	3.9%
Utilities	2.8%
Materials	2.3%
Real Estate	1.5%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund no longer uses a multi-sleeve structure to construct the portfolio and to include information related to the portfolio managers’ modified portfolio construction process. As of the same date, “Asset Allocation Risk” was removed as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund no longer uses a multi-sleeve structure to construct the portfolio and to include information related to the portfolio managers’ modified portfolio construction process.
Material Fund Change Risks Change [Text Block]	As of the same date, “Asset Allocation Risk” was removed as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185723 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class F
Trading Symbol	IHSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$46	0.88%
^	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%	[106]
Net Assets	$ 664,345,108
Holdings Count | Holding	119
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$664,345,108
Total number of portfolio holdings (excluding derivatives, if any)	119
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	27.5%
Industrials	26.7%
Information Technology	17.8%
Financials	8.0%
Consumer Discretionary	7.1%
Real Estate	3.8%
Energy	3.3%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010015 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class Y
Trading Symbol	HSCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$51	0.98%
^	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%	[107]
Net Assets	$ 664,345,108
Holdings Count | Holding	119
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$664,345,108
Total number of portfolio holdings (excluding derivatives, if any)	119
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	27.5%
Industrials	26.7%
Information Technology	17.8%
Financials	8.0%
Consumer Discretionary	7.1%
Real Estate	3.8%
Energy	3.3%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185717 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class F
Trading Symbol	HSMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$43*	0.80%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 43	[108]
Expense Ratio, Percent	0.80%	[108],[109]
Net Assets	$ 265,855,861
Holdings Count | Holding	63
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$265,855,861
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	32.9%
Consumer Discretionary	19.0%
Industrials	10.1%
Information Technology	8.8%
Utilities	6.3%
Real Estate	5.7%
Materials	5.6%
Health Care	4.8%
Energy	4.1%
Consumer Staples	1.4%
Communication Services	0.8%
Short-Term Investments	4.8%
Other Assets & Liabilities	(4.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000009996 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class Y
Trading Symbol	HSMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$46*	0.85%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 46	[110]
Expense Ratio, Percent	0.85%	[110],[111]
Net Assets	$ 265,855,861
Holdings Count | Holding	63
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$265,855,861
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	32.9%
Consumer Discretionary	19.0%
Industrials	10.1%
Information Technology	8.8%
Utilities	6.3%
Real Estate	5.7%
Materials	5.6%
Health Care	4.8%
Energy	4.1%
Consumer Staples	1.4%
Communication Services	0.8%
Short-Term Investments	4.8%
Other Assets & Liabilities	(4.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000200565 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class R6
Trading Symbol	HSMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$43*	0.80%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 43	[112]
Expense Ratio, Percent	0.80%	[112],[113]
Net Assets	$ 265,855,861
Holdings Count | Holding	63
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$265,855,861
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	32.9%
Consumer Discretionary	19.0%
Industrials	10.1%
Information Technology	8.8%
Utilities	6.3%
Real Estate	5.7%
Materials	5.6%
Health Care	4.8%
Energy	4.1%
Consumer Staples	1.4%
Communication Services	0.8%
Short-Term Investments	4.8%
Other Assets & Liabilities	(4.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000105489 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class R5
Trading Symbol	HSMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$48*	0.89%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 48	[114]
Expense Ratio, Percent	0.89%	[114],[115]
Net Assets	$ 265,855,861
Holdings Count | Holding	63
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$265,855,861
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	32.9%
Consumer Discretionary	19.0%
Industrials	10.1%
Information Technology	8.8%
Utilities	6.3%
Real Estate	5.7%
Materials	5.6%
Health Care	4.8%
Energy	4.1%
Consumer Staples	1.4%
Communication Services	0.8%
Short-Term Investments	4.8%
Other Assets & Liabilities	(4.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000009984 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class Y
Trading Symbol	HMVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$45	0.85%
^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[116]
Net Assets	$ 1,183,426,373
Holdings Count | Holding	80
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$1,183,426,373
Total number of portfolio holdings (excluding derivatives, if any)	80
Portfolio turnover rate	85%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.4%
Financials	16.0%
Consumer Discretionary	9.6%
Information Technology	9.6%
Real Estate	7.3%
Health Care	7.2%
Materials	6.5%
Utilities	6.1%
Energy	5.0%
Consumer Staples	4.6%
Communication Services	2.1%
Short-Term Investments	1.1%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000237833 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class R6
Trading Symbol	HMVUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$39	0.74%
^	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[117]
Net Assets	$ 1,183,426,373
Holdings Count | Holding	80
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$1,183,426,373
Total number of portfolio holdings (excluding derivatives, if any)	80
Portfolio turnover rate	85%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.4%
Financials	16.0%
Consumer Discretionary	9.6%
Information Technology	9.6%
Real Estate	7.3%
Health Care	7.2%
Materials	6.5%
Utilities	6.1%
Energy	5.0%
Consumer Staples	4.6%
Communication Services	2.1%
Short-Term Investments	1.1%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185715 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class F
Trading Symbol	HMVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$39	0.74%
^	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[118]
Net Assets	$ 1,183,426,373
Holdings Count | Holding	80
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$1,183,426,373
Total number of portfolio holdings (excluding derivatives, if any)	80
Portfolio turnover rate	85%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.4%
Financials	16.0%
Consumer Discretionary	9.6%
Information Technology	9.6%
Real Estate	7.3%
Health Care	7.2%
Materials	6.5%
Utilities	6.1%
Energy	5.0%
Consumer Staples	4.6%
Communication Services	2.1%
Short-Term Investments	1.1%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000009993 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class A
Trading Symbol	HSMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$67*	1.24%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 67	[119]
Expense Ratio, Percent	1.24%	[119],[120]
Net Assets	$ 265,855,861
Holdings Count | Holding	63
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$265,855,861
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	32.9%
Consumer Discretionary	19.0%
Industrials	10.1%
Information Technology	8.8%
Utilities	6.3%
Real Estate	5.7%
Materials	5.6%
Health Care	4.8%
Energy	4.1%
Consumer Staples	1.4%
Communication Services	0.8%
Short-Term Investments	4.8%
Other Assets & Liabilities	(4.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000009995 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class C
Trading Symbol	HTSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$111*	2.05%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 111	[121]
Expense Ratio, Percent	2.05%	[121],[122]
Net Assets	$ 265,855,861
Holdings Count | Holding	63
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$265,855,861
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	32.9%
Consumer Discretionary	19.0%
Industrials	10.1%
Information Technology	8.8%
Utilities	6.3%
Real Estate	5.7%
Materials	5.6%
Health Care	4.8%
Energy	4.1%
Consumer Staples	1.4%
Communication Services	0.8%
Short-Term Investments	4.8%
Other Assets & Liabilities	(4.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000155858 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class I
Trading Symbol	HSEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$50*	0.92%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 50	[123]
Expense Ratio, Percent	0.92%	[123],[124]
Net Assets	$ 265,855,861
Holdings Count | Holding	63
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$265,855,861
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	32.9%
Consumer Discretionary	19.0%
Industrials	10.1%
Information Technology	8.8%
Utilities	6.3%
Real Estate	5.7%
Materials	5.6%
Health Care	4.8%
Energy	4.1%
Consumer Staples	1.4%
Communication Services	0.8%
Short-Term Investments	4.8%
Other Assets & Liabilities	(4.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000105487 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class R3
Trading Symbol	HSMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$81*	1.50%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 81	[125]
Expense Ratio, Percent	1.50%	[125],[126]
Net Assets	$ 265,855,861
Holdings Count | Holding	63
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$265,855,861
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	32.9%
Consumer Discretionary	19.0%
Industrials	10.1%
Information Technology	8.8%
Utilities	6.3%
Real Estate	5.7%
Materials	5.6%
Health Care	4.8%
Energy	4.1%
Consumer Staples	1.4%
Communication Services	0.8%
Short-Term Investments	4.8%
Other Assets & Liabilities	(4.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000105488 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class R4
Trading Symbol	HSMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$65*	1.20%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 65	[127]
Expense Ratio, Percent	1.20%	[127],[128]
Net Assets	$ 265,855,861
Holdings Count | Holding	63
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$265,855,861
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	32.9%
Consumer Discretionary	19.0%
Industrials	10.1%
Information Technology	8.8%
Utilities	6.3%
Real Estate	5.7%
Materials	5.6%
Health Care	4.8%
Energy	4.1%
Consumer Staples	1.4%
Communication Services	0.8%
Short-Term Investments	4.8%
Other Assets & Liabilities	(4.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000009981 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class A
Trading Symbol	HMVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$59	1.12%
^	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.12%	[129]
Net Assets	$ 1,183,426,373
Holdings Count | Holding	80
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$1,183,426,373
Total number of portfolio holdings (excluding derivatives, if any)	80
Portfolio turnover rate	85%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.4%
Financials	16.0%
Consumer Discretionary	9.6%
Information Technology	9.6%
Real Estate	7.3%
Health Care	7.2%
Materials	6.5%
Utilities	6.1%
Energy	5.0%
Consumer Staples	4.6%
Communication Services	2.1%
Short-Term Investments	1.1%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000009983 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class C
Trading Symbol	HMVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$105	1.99%
^	Annualized.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.99%	[130]
Net Assets	$ 1,183,426,373
Holdings Count | Holding	80
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$1,183,426,373
Total number of portfolio holdings (excluding derivatives, if any)	80
Portfolio turnover rate	85%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.4%
Financials	16.0%
Consumer Discretionary	9.6%
Information Technology	9.6%
Real Estate	7.3%
Health Care	7.2%
Materials	6.5%
Utilities	6.1%
Energy	5.0%
Consumer Staples	4.6%
Communication Services	2.1%
Short-Term Investments	1.1%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000089745 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class I
Trading Symbol	HMVJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$41	0.78%
^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%	[131]
Net Assets	$ 1,183,426,373
Holdings Count | Holding	80
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$1,183,426,373
Total number of portfolio holdings (excluding derivatives, if any)	80
Portfolio turnover rate	85%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.4%
Financials	16.0%
Consumer Discretionary	9.6%
Information Technology	9.6%
Real Estate	7.3%
Health Care	7.2%
Materials	6.5%
Utilities	6.1%
Energy	5.0%
Consumer Staples	4.6%
Communication Services	2.1%
Short-Term Investments	1.1%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000089746 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class R3
Trading Symbol	HMVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$77	1.46%
^	Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.46%	[132]
Net Assets	$ 1,183,426,373
Holdings Count | Holding	80
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$1,183,426,373
Total number of portfolio holdings (excluding derivatives, if any)	80
Portfolio turnover rate	85%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.4%
Financials	16.0%
Consumer Discretionary	9.6%
Information Technology	9.6%
Real Estate	7.3%
Health Care	7.2%
Materials	6.5%
Utilities	6.1%
Energy	5.0%
Consumer Staples	4.6%
Communication Services	2.1%
Short-Term Investments	1.1%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000089743 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class R4
Trading Symbol	HMVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$61	1.16%
^	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.16%	[133]
Net Assets	$ 1,183,426,373
Holdings Count | Holding	80
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$1,183,426,373
Total number of portfolio holdings (excluding derivatives, if any)	80
Portfolio turnover rate	85%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.4%
Financials	16.0%
Consumer Discretionary	9.6%
Information Technology	9.6%
Real Estate	7.3%
Health Care	7.2%
Materials	6.5%
Utilities	6.1%
Energy	5.0%
Consumer Staples	4.6%
Communication Services	2.1%
Short-Term Investments	1.1%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000089744 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class R5
Trading Symbol	HMVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$45	0.86%
^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%	[134]
Net Assets	$ 1,183,426,373
Holdings Count | Holding	80
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$1,183,426,373
Total number of portfolio holdings (excluding derivatives, if any)	80
Portfolio turnover rate	85%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.4%
Financials	16.0%
Consumer Discretionary	9.6%
Information Technology	9.6%
Real Estate	7.3%
Health Care	7.2%
Materials	6.5%
Utilities	6.1%
Energy	5.0%
Consumer Staples	4.6%
Communication Services	2.1%
Short-Term Investments	1.1%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185713 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class F
Trading Symbol	HMDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$38	0.77%
^	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%	[135]
Net Assets	$ 3,535,001,945
Holdings Count | Holding	63
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$3,535,001,945
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	31.7%
Information Technology	22.4%
Consumer Discretionary	15.5%
Communication Services	8.5%
Health Care	7.7%
Financials	7.4%
Consumer Staples	2.9%
Energy	2.2%
Real Estate	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000009980 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class Y
Trading Symbol	HMDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$44	0.88%
^	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[136]
Net Assets	$ 3,535,001,945
Holdings Count | Holding	63
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$3,535,001,945
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	31.7%
Information Technology	22.4%
Consumer Discretionary	15.5%
Communication Services	8.5%
Health Care	7.7%
Financials	7.4%
Consumer Staples	2.9%
Energy	2.2%
Real Estate	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000148293 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class R6
Trading Symbol	HFMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$38	0.77%
^	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%	[137]
Net Assets	$ 3,535,001,945
Holdings Count | Holding	63
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$3,535,001,945
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	31.7%
Information Technology	22.4%
Consumer Discretionary	15.5%
Communication Services	8.5%
Health Care	7.7%
Financials	7.4%
Consumer Staples	2.9%
Energy	2.2%
Real Estate	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000077365 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class R5
Trading Symbol	HFMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$44	0.89%
^	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%	[138]
Net Assets	$ 3,535,001,945
Holdings Count | Holding	63
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$3,535,001,945
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	31.7%
Information Technology	22.4%
Consumer Discretionary	15.5%
Communication Services	8.5%
Health Care	7.7%
Financials	7.4%
Consumer Staples	2.9%
Energy	2.2%
Real Estate	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000009944 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderately Aggressive Allocation Fund(formerly, The Hartford Growth Allocation Fund)
Class Name	Class A
Trading Symbol	HRAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Moderately Aggressive Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$27*	0.53%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 27	[139]
Expense Ratio, Percent	0.53%	[139],[140]
Net Assets	$ 584,225,718
Holdings Count | Holding	16
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$584,225,718
Total number of portfolio holdings	16
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	58.0%
International/Global Equity Funds	26.1%
Taxable Fixed Income Funds	15.7%
Other Assets & Liabilities	0.2%
Total	100.0%

C000009946 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderately Aggressive Allocation Fund(formerly, The Hartford Growth Allocation Fund)
Class Name	Class C
Trading Symbol	HRACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Moderately Aggressive Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$71*	1.38%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 71	[141]
Expense Ratio, Percent	1.38%	[141],[142]
Net Assets	$ 584,225,718
Holdings Count | Holding	16
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$584,225,718
Total number of portfolio holdings	16
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	58.0%
International/Global Equity Funds	26.1%
Taxable Fixed Income Funds	15.7%
Other Assets & Liabilities	0.2%
Total	100.0%

C000035171 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderately Aggressive Allocation Fund(formerly, The Hartford Growth Allocation Fund)
Class Name	Class I
Trading Symbol	HRAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Moderately Aggressive Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$14*	0.27%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 14	[143]
Expense Ratio, Percent	0.27%	[143],[144]
Net Assets	$ 584,225,718
Holdings Count | Holding	16
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$584,225,718
Total number of portfolio holdings	16
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	58.0%
International/Global Equity Funds	26.1%
Taxable Fixed Income Funds	15.7%
Other Assets & Liabilities	0.2%
Total	100.0%

C000040939 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderately Aggressive Allocation Fund(formerly, The Hartford Growth Allocation Fund)
Class Name	Class R3
Trading Symbol	HRARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Moderately Aggressive Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$45*	0.88%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 45	[145]
Expense Ratio, Percent	0.88%	[145],[146]
Net Assets	$ 584,225,718
Holdings Count | Holding	16
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$584,225,718
Total number of portfolio holdings	16
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	58.0%
International/Global Equity Funds	26.1%
Taxable Fixed Income Funds	15.7%
Other Assets & Liabilities	0.2%
Total	100.0%

C000040940 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderately Aggressive Allocation Fund(formerly, The Hartford Growth Allocation Fund)
Class Name	Class R4
Trading Symbol	HRASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Moderately Aggressive Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$29*	0.57%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 29	[147]
Expense Ratio, Percent	0.57%	[147],[148]
Net Assets	$ 584,225,718
Holdings Count | Holding	16
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$584,225,718
Total number of portfolio holdings	16
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	58.0%
International/Global Equity Funds	26.1%
Taxable Fixed Income Funds	15.7%
Other Assets & Liabilities	0.2%
Total	100.0%

C000040941 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderately Aggressive Allocation Fund(formerly, The Hartford Growth Allocation Fund)
Class Name	Class R5
Trading Symbol	HRATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Moderately Aggressive Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$13*	0.26%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 13	[149]
Expense Ratio, Percent	0.26%	[149],[150]
Net Assets	$ 584,225,718
Holdings Count | Holding	16
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$584,225,718
Total number of portfolio holdings	16
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	58.0%
International/Global Equity Funds	26.1%
Taxable Fixed Income Funds	15.7%
Other Assets & Liabilities	0.2%
Total	100.0%

C000185699 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderately Aggressive Allocation Fund(formerly, The Hartford Growth Allocation Fund)
Class Name	Class F
Trading Symbol	HRAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Moderately Aggressive Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$8*	0.16%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 8	[151]
Expense Ratio, Percent	0.16%	[151],[152]
Net Assets	$ 584,225,718
Holdings Count | Holding	16
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$584,225,718
Total number of portfolio holdings	16
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	58.0%
International/Global Equity Funds	26.1%
Taxable Fixed Income Funds	15.7%
Other Assets & Liabilities	0.2%
Total	100.0%

C000009977 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class A
Trading Symbol	HFMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$57	1.15%
^	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%	[153]
Net Assets	$ 3,535,001,945
Holdings Count | Holding	63
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$3,535,001,945
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	31.7%
Information Technology	22.4%
Consumer Discretionary	15.5%
Communication Services	8.5%
Health Care	7.7%
Financials	7.4%
Consumer Staples	2.9%
Energy	2.2%
Real Estate	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000009979 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class C
Trading Symbol	HMDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$98	1.97%
^	Annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.97%	[154]
Net Assets	$ 3,535,001,945
Holdings Count | Holding	63
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$3,535,001,945
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	31.7%
Information Technology	22.4%
Consumer Discretionary	15.5%
Communication Services	8.5%
Health Care	7.7%
Financials	7.4%
Consumer Staples	2.9%
Energy	2.2%
Real Estate	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000074606 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class I
Trading Symbol	HFMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$45	0.90%
^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[155]
Net Assets	$ 3,535,001,945
Holdings Count | Holding	63
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$3,535,001,945
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	31.7%
Information Technology	22.4%
Consumer Discretionary	15.5%
Communication Services	8.5%
Health Care	7.7%
Financials	7.4%
Consumer Staples	2.9%
Energy	2.2%
Real Estate	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000077363 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class R3
Trading Symbol	HFMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$74	1.49%
^	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.49%	[156]
Net Assets	$ 3,535,001,945
Holdings Count | Holding	63
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$3,535,001,945
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	31.7%
Information Technology	22.4%
Consumer Discretionary	15.5%
Communication Services	8.5%
Health Care	7.7%
Financials	7.4%
Consumer Staples	2.9%
Energy	2.2%
Real Estate	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000077364 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class R4
Trading Symbol	HFMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$59	1.19%
^	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.19%	[157]
Net Assets	$ 3,535,001,945
Holdings Count | Holding	63
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$3,535,001,945
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	31.7%
Information Technology	22.4%
Consumer Discretionary	15.5%
Communication Services	8.5%
Health Care	7.7%
Financials	7.4%
Consumer Staples	2.9%
Energy	2.2%
Real Estate	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185697 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class F
Trading Symbol	HGHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$48	0.94%
^	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%	[158]
Net Assets	$ 728,721,557
Holdings Count | Holding	86
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$728,721,557
Total number of portfolio holdings (excluding derivatives, if any)	86
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	25.1%
Health Care Providers & Services	17.6%
Health Care Equipment & Services & Supplies	15.9%
Life Sciences Tools & Services	8.3%
Health Care Technology	0.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000009935 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class Y
Trading Symbol	HGHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$53	1.05%
^	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[159]
Net Assets	$ 728,721,557
Holdings Count | Holding	86
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$728,721,557
Total number of portfolio holdings (excluding derivatives, if any)	86
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	25.1%
Health Care Providers & Services	17.6%
Health Care Equipment & Services & Supplies	15.9%
Life Sciences Tools & Services	8.3%
Health Care Technology	0.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040933 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class R3
Trading Symbol	HGHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$83	1.64%
^	Annualized.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.64%	[160]
Net Assets	$ 728,721,557
Holdings Count | Holding	86
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$728,721,557
Total number of portfolio holdings (excluding derivatives, if any)	86
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	25.1%
Health Care Providers & Services	17.6%
Health Care Equipment & Services & Supplies	15.9%
Life Sciences Tools & Services	8.3%
Health Care Technology	0.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040934 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class R4
Trading Symbol	HGHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$67	1.33%
^	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.33%	[161]
Net Assets	$ 728,721,557
Holdings Count | Holding	86
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$728,721,557
Total number of portfolio holdings (excluding derivatives, if any)	86
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	25.1%
Health Care Providers & Services	17.6%
Health Care Equipment & Services & Supplies	15.9%
Life Sciences Tools & Services	8.3%
Health Care Technology	0.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040935 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class R5
Trading Symbol	HGHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$54	1.06%
^	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%	[162]
Net Assets	$ 728,721,557
Holdings Count | Holding	86
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$728,721,557
Total number of portfolio holdings (excluding derivatives, if any)	86
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	25.1%
Health Care Providers & Services	17.6%
Health Care Equipment & Services & Supplies	15.9%
Life Sciences Tools & Services	8.3%
Health Care Technology	0.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000211746 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class R6
Trading Symbol	HGHVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$48	0.94%
^	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%	[163]
Net Assets	$ 728,721,557
Holdings Count | Holding	86
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$728,721,557
Total number of portfolio holdings (excluding derivatives, if any)	86
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	25.1%
Health Care Providers & Services	17.6%
Health Care Equipment & Services & Supplies	15.9%
Life Sciences Tools & Services	8.3%
Health Care Technology	0.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040928 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class R4
Trading Symbol	ITTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$55	1.08%
^	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%	[164]
Net Assets	$ 571,179,491
Holdings Count | Holding	1,507
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$571,179,491
Total number of portfolio holdings	1,507
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	65%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	25.1%
Corporate Bonds	21.1%
Asset-Backed & Commercial Mortgage-Backed Securities	12.4%
U.S. Government Agencies^	10.7%
Equity Linked Securities	10.5%
U.S. Government Securities	8.2%
Senior Floating Rate Interests	5.8%
Convertible Bonds	4.6%
Foreign Government Obligations	4.2%
Exchange-Traded Funds	1.8%
Preferred Stocks	1.3%
Municipal Bonds	0.0%†
Purchased Options	0.0%†
Short-Term Investments	2.5%
Other Assets & Liabilities	(8.2)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000040929 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class R5
Trading Symbol	ITTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$40	0.79%
^	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[165]
Net Assets	$ 571,179,491
Holdings Count | Holding	1,507
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$571,179,491
Total number of portfolio holdings	1,507
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	65%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	25.1%
Corporate Bonds	21.1%
Asset-Backed & Commercial Mortgage-Backed Securities	12.4%
U.S. Government Agencies^	10.7%
Equity Linked Securities	10.5%
U.S. Government Securities	8.2%
Senior Floating Rate Interests	5.8%
Convertible Bonds	4.6%
Foreign Government Obligations	4.2%
Exchange-Traded Funds	1.8%
Preferred Stocks	1.3%
Municipal Bonds	0.0%†
Purchased Options	0.0%†
Short-Term Investments	2.5%
Other Assets & Liabilities	(8.2)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000200563 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class R6
Trading Symbol	ITTVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$34	0.67%
^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[166]
Net Assets	$ 571,179,491
Holdings Count | Holding	1,507
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$571,179,491
Total number of portfolio holdings	1,507
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	65%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	25.1%
Corporate Bonds	21.1%
Asset-Backed & Commercial Mortgage-Backed Securities	12.4%
U.S. Government Agencies^	10.7%
Equity Linked Securities	10.5%
U.S. Government Securities	8.2%
Senior Floating Rate Interests	5.8%
Convertible Bonds	4.6%
Foreign Government Obligations	4.2%
Exchange-Traded Funds	1.8%
Preferred Stocks	1.3%
Municipal Bonds	0.0%†
Purchased Options	0.0%†
Short-Term Investments	2.5%
Other Assets & Liabilities	(8.2)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000009915 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class Y
Trading Symbol	IHAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$40	0.78%
^	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%	[167]
Net Assets	$ 571,179,491
Holdings Count | Holding	1,507
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$571,179,491
Total number of portfolio holdings	1,507
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	65%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	25.1%
Corporate Bonds	21.1%
Asset-Backed & Commercial Mortgage-Backed Securities	12.4%
U.S. Government Agencies^	10.7%
Equity Linked Securities	10.5%
U.S. Government Securities	8.2%
Senior Floating Rate Interests	5.8%
Convertible Bonds	4.6%
Foreign Government Obligations	4.2%
Exchange-Traded Funds	1.8%
Preferred Stocks	1.3%
Municipal Bonds	0.0%†
Purchased Options	0.0%†
Short-Term Investments	2.5%
Other Assets & Liabilities	(8.2)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000185693 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class F
Trading Symbol	ITTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$34	0.67%
^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[168]
Net Assets	$ 571,179,491
Holdings Count | Holding	1,507
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$571,179,491
Total number of portfolio holdings	1,507
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	65%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	25.1%
Corporate Bonds	21.1%
Asset-Backed & Commercial Mortgage-Backed Securities	12.4%
U.S. Government Agencies^	10.7%
Equity Linked Securities	10.5%
U.S. Government Securities	8.2%
Senior Floating Rate Interests	5.8%
Convertible Bonds	4.6%
Foreign Government Obligations	4.2%
Exchange-Traded Funds	1.8%
Preferred Stocks	1.3%
Municipal Bonds	0.0%†
Purchased Options	0.0%†
Short-Term Investments	2.5%
Other Assets & Liabilities	(8.2)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000009932 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class A
Trading Symbol	HGHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$66	1.31%
^	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.31%	[169]
Net Assets	$ 728,721,557
Holdings Count | Holding	86
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$728,721,557
Total number of portfolio holdings (excluding derivatives, if any)	86
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	25.1%
Health Care Providers & Services	17.6%
Health Care Equipment & Services & Supplies	15.9%
Life Sciences Tools & Services	8.3%
Health Care Technology	0.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000009934 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class C
Trading Symbol	HGHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$108	2.15%
^	Annualized.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.15%	[170]
Net Assets	$ 728,721,557
Holdings Count | Holding	86
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$728,721,557
Total number of portfolio holdings (excluding derivatives, if any)	86
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	25.1%
Health Care Providers & Services	17.6%
Health Care Equipment & Services & Supplies	15.9%
Life Sciences Tools & Services	8.3%
Health Care Technology	0.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000035170 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class I
Trading Symbol	HGHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$53	1.05%
^	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[171]
Net Assets	$ 728,721,557
Holdings Count | Holding	86
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$728,721,557
Total number of portfolio holdings (excluding derivatives, if any)	86
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	25.1%
Health Care Providers & Services	17.6%
Health Care Equipment & Services & Supplies	15.9%
Life Sciences Tools & Services	8.3%
Health Care Technology	0.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000009912 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class A
Trading Symbol	ITTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$54	1.07%
^	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%	[172]
Net Assets	$ 571,179,491
Holdings Count | Holding	1,507
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$571,179,491
Total number of portfolio holdings	1,507
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	65%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	25.1%
Corporate Bonds	21.1%
Asset-Backed & Commercial Mortgage-Backed Securities	12.4%
U.S. Government Agencies^	10.7%
Equity Linked Securities	10.5%
U.S. Government Securities	8.2%
Senior Floating Rate Interests	5.8%
Convertible Bonds	4.6%
Foreign Government Obligations	4.2%
Exchange-Traded Funds	1.8%
Preferred Stocks	1.3%
Municipal Bonds	0.0%†
Purchased Options	0.0%†
Short-Term Investments	2.5%
Other Assets & Liabilities	(8.2)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000009914 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class C
Trading Symbol	HAFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$93	1.83%
^	Annualized.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.83%	[173]
Net Assets	$ 571,179,491
Holdings Count | Holding	1,507
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$571,179,491
Total number of portfolio holdings	1,507
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	65%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	25.1%
Corporate Bonds	21.1%
Asset-Backed & Commercial Mortgage-Backed Securities	12.4%
U.S. Government Agencies^	10.7%
Equity Linked Securities	10.5%
U.S. Government Securities	8.2%
Senior Floating Rate Interests	5.8%
Convertible Bonds	4.6%
Foreign Government Obligations	4.2%
Exchange-Traded Funds	1.8%
Preferred Stocks	1.3%
Municipal Bonds	0.0%†
Purchased Options	0.0%†
Short-Term Investments	2.5%
Other Assets & Liabilities	(8.2)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000155857 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class I
Trading Symbol	ITTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$40	0.78%
^	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%	[174]
Net Assets	$ 571,179,491
Holdings Count | Holding	1,507
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$571,179,491
Total number of portfolio holdings	1,507
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	65%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	25.1%
Corporate Bonds	21.1%
Asset-Backed & Commercial Mortgage-Backed Securities	12.4%
U.S. Government Agencies^	10.7%
Equity Linked Securities	10.5%
U.S. Government Securities	8.2%
Senior Floating Rate Interests	5.8%
Convertible Bonds	4.6%
Foreign Government Obligations	4.2%
Exchange-Traded Funds	1.8%
Preferred Stocks	1.3%
Municipal Bonds	0.0%†
Purchased Options	0.0%†
Short-Term Investments	2.5%
Other Assets & Liabilities	(8.2)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000040927 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class R3
Trading Symbol	ITTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$70	1.38%
^	Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.38%	[175]
Net Assets	$ 571,179,491
Holdings Count | Holding	1,507
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$571,179,491
Total number of portfolio holdings	1,507
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	65%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	25.1%
Corporate Bonds	21.1%
Asset-Backed & Commercial Mortgage-Backed Securities	12.4%
U.S. Government Agencies^	10.7%
Equity Linked Securities	10.5%
U.S. Government Securities	8.2%
Senior Floating Rate Interests	5.8%
Convertible Bonds	4.6%
Foreign Government Obligations	4.2%
Exchange-Traded Funds	1.8%
Preferred Stocks	1.3%
Municipal Bonds	0.0%†
Purchased Options	0.0%†
Short-Term Investments	2.5%
Other Assets & Liabilities	(8.2)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

[1]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[2]	Annualized.
[3]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[4]	Annualized.
[5]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[6]	Annualized.
[7]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[8]	Annualized.
[9]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[10]	Annualized.
[11]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
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[13]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
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[44]	Annualized.
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[47]	Annualized.
[48]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[49]	Annualized.
[50]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[51]	Annualized.
[52]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[53]	Annualized.
[54]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[55]	Annualized.
[56]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[57]	Annualized.
[58]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[59]	Annualized.
[60]	Annualized.
[61]	Annualized.
[62]	Annualized.
[63]	Annualized.
[64]	Annualized.
[65]	Annualized.
[66]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[67]	Annualized.
[68]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[69]	Annualized.
[70]	Annualized.
[71]	Annualized.
[72]	Annualized.
[73]	Annualized.
[74]	Annualized.
[75]	Annualized.
[76]	Annualized.
[77]	Annualized.
[78]	Annualized.
[79]	Annualized.
[80]	Annualized.
[81]	Annualized.
[82]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[83]	Annualized.
[84]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[85]	Annualized.
[86]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[87]	Annualized.
[88]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[89]	Annualized.
[90]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[91]	Annualized.
[92]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[93]	Annualized.
[94]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[95]	Annualized.
[96]	Annualized.
[97]	Annualized.
[98]	Annualized.
[99]	Annualized.
[100]	Annualized.
[101]	Annualized.
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[103]	Annualized.
[104]	Annualized.
[105]	Annualized.
[106]	Annualized.
[107]	Annualized.
[108]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[109]	Annualized.
[110]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[111]	Annualized.
[112]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[113]	Annualized.
[114]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[115]	Annualized.
[116]	Annualized.
[117]	Annualized.
[118]	Annualized.
[119]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[120]	Annualized.
[121]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[122]	Annualized.
[123]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[124]	Annualized.
[125]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[126]	Annualized.
[127]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[128]	Annualized.
[129]	Annualized.
[130]	Annualized.
[131]	Annualized.
[132]	Annualized.
[133]	Annualized.
[134]	Annualized.
[135]	Annualized.
[136]	Annualized.
[137]	Annualized.
[138]	Annualized.
[139]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[140]	Annualized.
[141]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[142]	Annualized.
[143]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[144]	Annualized.
[145]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[146]	Annualized.
[147]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[148]	Annualized.
[149]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[150]	Annualized.
[151]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[152]	Annualized.
[153]	Annualized.
[154]	Annualized.
[155]	Annualized.
[156]	Annualized.
[157]	Annualized.
[158]	Annualized.
[159]	Annualized.
[160]	Annualized.
[161]	Annualized.
[162]	Annualized.
[163]	Annualized.
[164]	Annualized.
[165]	Annualized.
[166]	Annualized.
[167]	Annualized.
[168]	Annualized.
[169]	Annualized.
[170]	Annualized.
[171]	Annualized.
[172]	Annualized.
[173]	Annualized.
[174]	Annualized.
[175]	Annualized.